STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation (depreciation) in fair value of investments	$ 330,806
Dividends and interest	28,245
Total investment income (loss)	359,051
Interest income on notes receivable from participants	1,779
Contributions
Employer	34,927
Participants	79,267
Rollovers	22,901
Total contributions	137,095
Benefits paid to participants	(231,970)
Other expenses	(1,083)
Change in net assets	264,872
Net assets available for benefits at beginning of year	2,720,480
Net assets available for benefits at end of year	$ 2,985,352